Trade receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables [Abstract]
Gross carrying amount	$ 104,685	$ 106,402
Allowance for expected credit losses	(3,730)	(883)	$ (712)
Trade receivables—net	$ 100,955	$ 105,519